Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000002912 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002912 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002912 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002912 | AP Moller - Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002912 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002912 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002912 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002912 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002912 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002912 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002912 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000002912 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000002912 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002912 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002912 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002912 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002912 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000002912 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002912 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002912 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002912 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002912 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002912 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002912 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002912 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000002914 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002914 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002914 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002914 | AP Moller - Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002914 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002914 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002914 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002914 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002914 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002914 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002914 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000002914 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000002914 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002914 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002914 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002914 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002914 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000002914 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002914 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002914 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002914 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002914 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002914 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002914 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002914 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000061063 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061063 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061063 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061063 | AP Moller - Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061063 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061063 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061063 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061063 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061063 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061063 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061063 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000061063 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000061063 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000061063 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000061063 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000061063 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061063 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000061063 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000061063 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000061063 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000061063 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061063 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061063 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061063 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000061063 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000002911 | U.S. Treasury Bonds
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002911 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002911 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002911 | AP Moller - Maersk A/S
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002911 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002911 | Bank of America Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002911 | Energy Transfer LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002911 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002911 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002911 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002911 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	62.90%
C000002911 | InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000002911 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002911 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002911 | InvestmentType_Foreign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000002911 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002911 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000002911 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000002911 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000002911 | Retail
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002911 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002911 | Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002911 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002911 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000002911 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000002922 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002922 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002922 | Northern Oil & Gas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002922 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002922 | Halozyme Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002922 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002922 | Sarepta Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002922 | SoFi Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002922 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002922 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002922 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002922 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000002922 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002922 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002922 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002922 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000002922 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002922 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000002922 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000002922 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002922 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002922 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002922 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002921 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002921 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002921 | Northern Oil & Gas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002921 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002921 | Halozyme Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002921 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002921 | Sarepta Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002921 | SoFi Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002921 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002921 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002921 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002921 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000002921 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002921 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002921 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002921 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000002921 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002921 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000002921 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000002921 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002921 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002921 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002921 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061065 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000061065 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061065 | Northern Oil & Gas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061065 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061065 | Halozyme Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061065 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061065 | Sarepta Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061065 | SoFi Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061065 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061065 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061065 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000061065 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000061065 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000061065 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061065 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000061065 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000061065 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000061065 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000061065 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000061065 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000061065 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000061065 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000061065 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002919 | PPL Capital Funding Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000002919 | CSG Systems International Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002919 | Northern Oil & Gas Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002919 | Array Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002919 | Halozyme Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002919 | Liberty Media Corp.-Liberty Formula One
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002919 | Sarepta Therapeutics Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002919 | SoFi Technologies Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002919 | Parsons Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002919 | Digital Realty Trust LP
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002919 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000002919 | InvestmentType_Convertible Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	78.30%
C000002919 | InvestmentType_Mandatory Convertible Securities
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002919 | InvestmentType_Convertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000002919 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002919 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000002919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.60%
C000002919 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000002919 | Energy and Utilities: Services
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000002919 | Energy and Utilities: Integrated
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002919 | Real Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000002919 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000002919 | Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002918 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002918 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002918 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002918 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002918 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002918 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002918 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002918 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002918 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002918 | WEC Energy Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000002918 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002918 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000002918 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002918 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002918 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002918 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002918 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002918 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000002918 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002918 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002918 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002916 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002916 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002916 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002916 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002916 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002916 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002916 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002916 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002916 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002916 | WEC Energy Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000002916 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002916 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000002916 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002916 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002916 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002916 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002916 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002916 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000002916 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002916 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002916 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061064 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061064 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061064 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000061064 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000061064 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061064 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061064 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061064 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061064 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000061064 | WEC Energy Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000061064 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061064 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000061064 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000061064 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000061064 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000061064 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000061064 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000061064 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000061064 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000061064 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061064 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002917 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000002917 | Abbott Laboratories
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002917 | UnitedHealth Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000002917 | Union Pacific Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000002917 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002917 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002917 | Berkshire Hathaway Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000002917 | Visa Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002917 | T-Mobile US Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000002917 | WEC Energy Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000002917 | InvestmentType_Short Term Investment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002917 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000002917 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000002917 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000002917 | Retail
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002917 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000002917 | Energy: Oil
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002917 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	30.30%
C000002917 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000002917 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002917 | Energy: Integrated
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002928 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002928 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002928 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002928 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002928 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002928 | The Eastern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002928 | Distribution Solutions Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002928 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002928 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002928 | Gibraltar Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002928 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000002928 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002928 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002928 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002928 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002928 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000002928 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002928 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002928 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002928 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002928 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002928 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002930 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002930 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002930 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002930 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002930 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002930 | The Eastern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002930 | Distribution Solutions Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002930 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002930 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002930 | Gibraltar Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002930 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000002930 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002930 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002930 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002930 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002930 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000002930 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002930 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002930 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002930 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002930 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002930 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000061067 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000061067 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000061067 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061067 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000061067 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000061067 | The Eastern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061067 | Distribution Solutions Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000061067 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061067 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000061067 | Gibraltar Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000061067 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000061067 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000061067 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000061067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000061067 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000061067 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000061067 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061067 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000061067 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000061067 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061067 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000061067 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002927 | Ducommun Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000002927 | Nathan's Famous Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000002927 | Full House Resorts Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002927 | Astronics Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000002927 | Myers Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000002927 | The Eastern Co.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002927 | Distribution Solutions Group Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000002927 | The Monarch Cement Co.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002927 | Park-Ohio Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000002927 | Gibraltar Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000002927 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C000002927 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000002927 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000002927 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000002927 | Food and Beverage
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000002927 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C000002927 | Equipment and Supplies
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002927 | Diversified Industrial
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000002927 | Hotels and Gaming
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002927 | Aviation: Parts and Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002927 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000002927 | Building and Construction
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000002934 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002934 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002934 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002934 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002934 | Champion Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | Mueller Water Products Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002934 | ABM Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002934 | Veritex Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002934 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000002934 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002934 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002934 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002934 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002934 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002934 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000002934 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002934 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002934 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002934 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002934 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002933 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002933 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002933 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002933 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002933 | Champion Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | Mueller Water Products Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002933 | ABM Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002933 | Veritex Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002933 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000002933 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002933 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002933 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002933 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002933 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002933 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000002933 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002933 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002933 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002933 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002933 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000061068 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000061068 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000061068 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061068 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061068 | Champion Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | Mueller Water Products Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000061068 | ABM Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061068 | Veritex Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000061068 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000061068 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000061068 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000061068 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000061068 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000061068 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000061068 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000061068 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061068 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000061068 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000061068 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000061068 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000002931 | NetScout Systems Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002931 | IMAX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000002931 | Ethan Allen Interiors Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002931 | Flowserve Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002931 | Champion Homes Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | Mueller Water Products Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | AAR Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | Advanced Energy Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002931 | ABM Industries Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002931 | Veritex Holdings Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002931 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	97.40%
C000002931 | InvestmentType_U.S. Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002931 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000002931 | Computer Software and Services
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000002931 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000002931 | Retail
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000002931 | Other Industry sectors
Holdings [Line Items]
Percent of Net Asset Value	35.50%
C000002931 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002931 | Business Services
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000002931 | Electronics
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000002931 | Banking
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002931 | Energy and Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.60%